FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Inputs, Level 1 [Member]
Assets
Impaired loans	$ 0	$ 0
Other Real Estate Owned, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Impaired loans	0	0
Other Real Estate Owned, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Impaired loans	8,154	8,008
Other Real Estate Owned, Fair Value Disclosure	$ 3,921	$ 7,598